Leases - Summary of right-of-use assets (Details) - RUB (₽) ₽ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Leases
Balance at January 1			₽ 279,249	₽ 345,051
Additions to right-of-use assets				6,390
Modification of right-of use assets			(520)	(249)
Depreciation charge for the period	₽ (18,733)	₽ (18,620)	(37,541)	(37,074)
Translation difference			246	(499)
Balance at June 30	₽ 241,434	₽ 313,619	₽ 241,434	₽ 313,619